Supplemental Disclosures of Cash Flow Information (USD $)	12 Months Ended		116 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Cash paid for Interest	$ 148,392	$ 311,784	$ 681,992
Supplemental Schedule of Noncash Investing and Financing Activities
Equipment acquired under notes payable			45,580
Common Stock issued to Founders			40
Notes payable and accrued interest converted to Preferred Stock			15,969
Stock dividend on Preferred Stock			43,884
Accounts payable from consultants settled with common stock			51,978
Notes payable and embedded derivative liabilities converted to Common Stock	4,149,114	3,322,092	5,835,250
Intangible assets acquired with notes payable			360,000
Intangible assets acquired with common stock		70,000	70,000
Debt discount in connection with recording the original value of the embedded derivative liability	3,505,605	578,770	6,166,817
Allocation of the original secured convertible debentures to warrants			214,950
Allocation of the warrants on Bridge Notes as debt discount	778,052	712,036	2,431,049
Note Receivable in connection with the exercise of warrants	(661,500)	10,659,710	9,998,210
Warrants issued in connection with issuance of Common Stock			1,505,550
Warrants issued in connection with issuance of Preferred Stock	$ 0		$ 3,587,625